Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net assets (liabilities) [abstract]
Derivative financial assets	£ 256,129		£ 302,693
Derivative financial instruments	246,983		£ 300,580
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	10,886
Ending balance, financial assets	10,266
Financial liabilities
Beginning balance, financial liabilities	(6,608)
Ending balance, financial liabilities	(5,912)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	4,278	£ 5,690
Purchases, fair value measurement, assets (liabilities) net	3,824	4,571
Sales, fair value measurement, assets (liabilities) net	(3,405)	(3,249)
Issues, fair value measurement, assets (liabilities) net	0	(3)
Settlements, fair value measurement, assets (liabilities) net	(543)	(723)
Total gains or losses recognised in OCI, assets (liabilities)	1	(4)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	458	504
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	174	(373)
Ending balance, Assets (liabilities) net	4,354	6,717
Derivative financial assets	3,656	7,747
Derivative financial instruments	5,599	8,932
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(458)	275
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	25	29
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	10	13
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(2)	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	2
Transfers out of Level 3 of fair value hierarchy, assets	0	(2)
Ending balance, financial assets	8	10
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	(2)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(1,771)	(835)
Purchases, fair value measurement, assets (liabilities) net	(424)	(688)
Sales, fair value measurement, assets (liabilities) net	1	10
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	54	(361)
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	53	302
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	477	(33)
Ending balance, Assets (liabilities) net	(1,943)	(1,185)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(336)	418
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	3	2
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(28)	0
Purchases, fair value measurement, liabilities	(3)	0
Sales, fair value measurement, liabilities	14	0
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	7	0
Ending balance, financial liabilities	(17)	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	(7)	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(341)	(343)
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	0	(3)
Settlements, fair value measurement, liabilities	98	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(78)	(22)
Transfers out of Level 3 of fair value hierarchy, liabilities	18	26
Ending balance, financial liabilities	(296)	(355)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	7	(12)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	(1)
Asset backed securities | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	767
Ending balance, financial assets	562
Financial liabilities
Beginning balance, financial liabilities	(24)
Ending balance, financial liabilities	0
Interest rate derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,613
Ending balance, financial assets	916
Financial liabilities
Beginning balance, financial liabilities	(1,615)
Ending balance, financial liabilities	(1,269)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(2)	(206)
Purchases, fair value measurement, assets (liabilities) net	9	17
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	33	10
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	21	300
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(296)	(10)
Ending balance, Assets (liabilities) net	(352)	380
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(121)	268
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	4	1
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	144
Ending balance, financial assets	151
Financial liabilities
Beginning balance, financial liabilities	(143)
Ending balance, financial liabilities	(129)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	1	(7)
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	58	(12)
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	3	5
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(34)	(8)
Ending balance, Assets (liabilities) net	22	67
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(6)	89
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	196
Ending balance, financial assets	100
Financial liabilities
Beginning balance, financial liabilities	(351)
Ending balance, financial liabilities	(364)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(155)	198
Purchases, fair value measurement, assets (liabilities) net	(118)	(258)
Sales, fair value measurement, assets (liabilities) net	2	11
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(5)	(376)
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	1	2
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(1)	8
Ending balance, Assets (liabilities) net	(265)	(263)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	12	151
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1)	1
Equity derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,497
Ending balance, financial assets	2,489
Financial liabilities
Beginning balance, financial liabilities	(4,112)
Ending balance, financial liabilities	(3,837)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net	(1,615)	(820)
Purchases, fair value measurement, assets (liabilities) net	(315)	(447)
Sales, fair value measurement, assets (liabilities) net	(1)	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(32)	17
Total gains or losses recognised in OCI, assets (liabilities)	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	28	(5)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	808	(23)
Ending balance, Assets (liabilities) net	(1,348)	(1,369)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(221)	(90)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Commodity derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	18
Ending balance, financial assets	0
Financial liabilities
Beginning balance, financial liabilities	(18)
Ending balance, financial liabilities	0
Corporate debt | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	698
Ending balance, financial assets	981
Financial liabilities
Beginning balance, financial liabilities	(3)
Ending balance, financial liabilities	(38)
Non-asset backed loans | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	3,093
Ending balance, financial assets	3,467
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Equity cash products | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	542
Ending balance, financial assets	401
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Private equity investments | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	84
Ending balance, financial assets	98
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Other | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,234
Ending balance, financial assets	1,101
Financial liabilities
Beginning balance, financial liabilities	(168)
Ending balance, financial liabilities	(114)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,863	2,264
Purchases, fair value measurement, assets	1,071	2,250
Sales, fair value measurement, assets	(529)	(968)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(135)	(80)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	398	178
Transfers out of Level 3 of fair value hierarchy, assets	(175)	(352)
Ending balance, financial assets	2,552	3,078
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	59	(214)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	686	656
Purchases, fair value measurement, assets	112	249
Sales, fair value measurement, assets	(294)	(224)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(76)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	43	41
Transfers out of Level 3 of fair value hierarchy, assets	(48)	(11)
Ending balance, financial assets	489	623
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(10)	(12)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	151	120
Purchases, fair value measurement, assets	305	25
Sales, fair value measurement, assets	(87)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	40	4
Transfers out of Level 3 of fair value hierarchy, assets	(11)	(17)
Ending balance, financial assets	423	106
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	25	(26)
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	709	974
Purchases, fair value measurement, assets	620	1,927
Sales, fair value measurement, assets	(131)	(740)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(84)	(4)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	124	97
Transfers out of Level 3 of fair value hierarchy, assets	(106)	(320)
Ending balance, financial assets	1,145	1,823
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	13	(111)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	214	392
Purchases, fair value measurement, assets	13	2
Sales, fair value measurement, assets	(17)	(4)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	29	28
Transfers out of Level 3 of fair value hierarchy, assets	(9)	(4)
Ending balance, financial assets	262	347
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	32	(67)
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	103	122
Purchases, fair value measurement, assets	21	47
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(51)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	162	8
Transfers out of Level 3 of fair value hierarchy, assets	(1)	0
Ending balance, financial assets	233	179
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(1)	2
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	4,392	4,162
Purchases, fair value measurement, assets	3,180	2,930
Sales, fair value measurement, assets	(2,889)	(2,289)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(555)	(125)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	85	44
Transfers out of Level 3 of fair value hierarchy, assets	(47)	(12)
Ending balance, financial assets	4,007	4,822
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(181)	82
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	22	30
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,280	1,964
Purchases, fair value measurement, assets	696	1,050
Sales, fair value measurement, assets	(299)	(270)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(388)	(112)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	69	0
Transfers out of Level 3 of fair value hierarchy, assets	(47)	0
Ending balance, financial assets	2,321	2,742
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	10	110
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	320	835
Purchases, fair value measurement, assets	166	14
Sales, fair value measurement, assets	(194)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	139	798
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(171)	(22)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	18	(29)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	88	113
Purchases, fair value measurement, assets	22	1
Sales, fair value measurement, assets	(7)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(7)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	20
Transfers out of Level 3 of fair value hierarchy, assets	0	(12)
Ending balance, financial assets	98	126
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(1)	2
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	3	4
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,704	1,250
Purchases, fair value measurement, assets	2,296	1,865
Sales, fair value measurement, assets	(2,389)	(2,017)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(160)	(13)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	16	24
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,449	1,156
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(19)	(8)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	1	55
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	153	429
Purchases, fair value measurement, assets	0	79
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	(157)
Total gains or losses recognised in OCI, assets	1	(4)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	43	347
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	1
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	47	86
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	0
Total gains or losses recognised in OCI, assets	1	(1)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	43	85
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	1
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	106	343
Purchases, fair value measurement, assets	0	79
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(157)
Total gains or losses recognised in OCI, assets	0	(3)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	0	262
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0